Property and Equipment, Net	12 Months Ended
Dec. 31, 2017
Property and Equipment, Net [Abstract]
PROPERTY AND EQUIPMENT, NET

NOTE 4 - PROPERTY AND EQUIPMENT, NET:

Composition:

	December 31,
	2017	2016
	(U.S. dollars in thousands)

Cost:
Software Systems	$1,361	$1,105
Vehicles	554	606
Leasehold improvements	347	355
Office furniture and equipment	121	121
Computers, electronics and related	13	13
	$2,396	$2,200
Less: accumulated depreciation and amortization	1,008	612
Property and equipment, net	$1,388	$1,588